Obligations under Guarantees and Other Off-balance Sheet Instruments [Text Block] (Tables)	6 Months Ended
Sep. 30, 2020
Text Block [Abstract]
Contractual or Notional Amounts of Guarantees [Table Text Block]

	March 31, 2020	September 30, 2020
	(in billions)
Standby letters of credit and financial guarantees	¥4,098	¥3,895
Performance guarantees	3,058	2,974
Derivative instruments (1)(2)	58,836	45,827
Liabilities of trust accounts	13,142	12,058
Other	88	38

Total	¥79,222	¥64,792

Notes:	(1)	Credit derivatives sold by the MUFG Group are excluded from this presentation.
	(2)	Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps.

Maximum Potential Amount of Future Payments Classified Based upon Internal Credit Ratings [Table Text Block]

At March 31, 2020 :	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close Watch (1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt (1)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,098	¥3,984	¥93	¥17	¥4
Performance guarantees	3,058	2,904	96	36	22

Total	¥7,156	¥6,888	¥189	¥53	¥26

At September 30, 2020 :	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close Watch (1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt (1)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,895	¥3,785	¥89	¥17	¥4
Performance guarantees	2,974	2,853	76	19	26

Total	¥6,869	¥6,638	¥165	¥36	¥30

Note:	(1)	See Notes of the tables regarding “the maximum potential amount of future payments classified based upon internal credit ratings “in Note
24
 to the consolidated financial statements for the fiscal year ended March 31,
2020
.

Contractual Amounts with Regard to Other Off-balance Sheet Instruments [Table Text Block]

	March 31, 2020	September 30, 2020
	(in billions)
Commitments to extend credit	¥76,398	¥84,339
Commercial letters of credit	757	680
Commitments to make investments	247	256
Other	5	6